Summary of significant accounting policies - Fair value measurements (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair value measurements
Short-term investments		¥ 20,000	$ 3,065
Financing assets - earn-out arrangement (Note 8)	¥ 1,200
Recurring
Fair value measurements
Financing assets - earn-out arrangement (Note 8)		1,179
Recurring | Long-term wealth management products
Fair value measurements
Restricted cash, time deposit and investment (Note 5)				¥ 38,200
Recurring | Short-term wealth management products
Fair value measurements
Short-term investments		20,000
Restricted cash, time deposit and investment (Note 5)		9,600
Level 2 | Short-term wealth management products
Fair value measurements
Short-term investments		20,000
Restricted cash, time deposit and investment (Note 5)		9,600
Level 2 | Recurring | Long-term wealth management products
Fair value measurements
Restricted cash, time deposit and investment (Note 5)				¥ 38,200
Level 3
Fair value measurements
Financing assets - earn-out arrangement (Note 8)		¥ 1,179